Lee W. Cassidy
                  Attorney at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  lwcassidy@aol.com



Telephone: 949/673-4510              Fax:  949/673-4525

                  June 20, 2018


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re: Comet Trail Acquisition Corporation

Greetings:

     I attach for filing the Comet Trail Acquisition Corporation registration statement on Form 10-12g. We are simultaneously filing additional identical registration statements on Forms 10-12g namely:

	Jupiter Trail Acquisition Corporation
	Mars Trail Acquisition Corporation
	Mercury Trail Acquisition Corporation
	Neptune Trail Acquisition Corporation
	Pluto Trail Acquisition Corporation
	Saturn Trail Acquisition Corporation
	Solar Trail Acquisition Corporation
	Universe Trail Acquisition Corporation
	Venus Trail Acquisition Corporation


	                         Sincerely,



	                         /s/ Lee Cassidy
				     Cell phone: 202-415-3563